Commitments and Contingencies - Schedule of Future Minimum Lease Payments under Noncancelable Operating Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
2022	$ 970	$ 1,279
2023	1,323	970
2024	1,360	1,323
2025	1,397	1,360
2026		1,397
2027 and thereafter	9,919	9,919
Total	15,930	$ 16,248
2022	$ 961